Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 9,758	$ 13,480
Stock compensation	657	545
Other accruals	531	1,969
Total deferred tax assets	10,946	15,994
Deferred tax liabilities
Fixed and intangible assets	(5,993)	(5,165)
Total deferred tax liabilities	(5,993)	(5,165)
Total deferred tax assets	4,953	10,829
Less: valuation allowance	0	(13,710)
Deferred tax asset (liability), net	$ 4,953
Deferred tax asset (liability), net		$ (2,881)